Share-based awards - Schedule of RSU and PSU Activity (Details)	9 Months Ended
Sep. 30, 2026 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	16,474
Awarded (in shares) | shares	98,400
Shares vested (in shares) | shares	0
Cash settled (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding at end of period (in shares) | shares	114,874
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 185.18
Awarded (in USD per share) | $ / shares	162.85
Shares vested (in USD per share) | $ / shares	0
Cash settled (in USD per share) | $ / shares	0
Forfeited (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 166.05
Restricted Share Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	1,476,169
Awarded (in shares) | shares	652,246
Shares vested (in shares) | shares	(602,157)
Cash settled (in shares) | shares	(18,470)
Forfeited (in shares) | shares	(92,795)
Outstanding at end of period (in shares) | shares	1,414,993
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 162.53
Awarded (in USD per share) | $ / shares	166.05
Shares vested (in USD per share) | $ / shares	133.96
Cash settled (in USD per share) | $ / shares	127.17
Forfeited (in USD per share) | $ / shares	181.60
Outstanding at end of period (in USD per share) | $ / shares	$ 175.53